Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Pacer US Small Cap Cash Cows 100 ETF (CALF)
(the “Fund”)
Supplement dated March 3, 2025 to
the Summary Prospectus, Prospectus, and Statement of Additional Information, each dated August 31, 2024, as each may be supplemented from time to time
Effective on or about March 10, 2025, the Fund’s name will change to the “Pacer US Small Cap Cash Cows ETF”.
Supplement Closing [Text Block]	ck0001616668_SupplementClosing	Please retain this Supplement for future reference.
Pacer US Small Cap Cash Cows ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer US Small Cap Cash Cows ETF
Pacer US Small Cap Cash Cows ETF | Pacer US Small Cap Cash Cows ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CALF